Nature of Operations (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 16, 2020	Mar. 31, 2020	Mar. 31, 2019	Aug. 13, 2018	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Percentage of acquire					65.00%
Cash		$ 3,152	$ 6,166
Working capital		700
Accumulated deficit		$ (22,302)	$ (16,969)
Cash fund, description		The Company's current cash along with the $6.7 million net cash proceeds raised from the equity financing during June 2020 will be sufficient to fund operations for at least the next 12 months through August 2021.
Events after balance sheet date [Member]
Disclosure of transactions between related parties [line items]
Issued ordinary shares	698,145
Proceeds from issue of ordinary shares	$ 6,800
SalvaRx Group plc. [Member]
Disclosure of transactions between related parties [line items]
Percentage of acquire				100.00%